Financial assets and liabilities held for trading (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities held for trading (Tables) [Abstract]
Financial assets held for trading

a) Financial assets held for trading

	R$ thousand
	On December 31
	2017	2016
Financial assets
Brazilian government securities	202,249,272	161,103,399
Bank debt securities	8,348,269	18,600,127
Corporate debt and marketable equity securities	12,339,790	10,383,682
Mutual funds	4,377,508	4,303,781
Brazilian sovereign bonds	307	1,358,025
Foreign governments securities	528,010	635,390
Derivative financial instruments	13,866,885	16,755,442
Total	241,710,041	213,139,846

Maturity

Maturity

	R$ thousand
	On December 31
	2017	2016
Maturity of up to one year	31,617,538	35,002,911
Maturity of one to five years	146,527,365	134,589,655
Maturity of five to 10 years	53,763,561	29,299,698
Maturity of over 10 years	2,409,723	6,537,358
Maturity not stated	7,391,854	7,710,224
Total	241,710,041	213,139,846

Financial liabilities held for trading	b) Financial liabilities held for trading
	R$ thousand
	On December 31
	2017	2016
Derivative financial instruments	14,274,999	13,435,678
Total	14,274,999	13,435,678

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	R$ thousand
	Notional amounts		Asset/(liability)
	On December 31		On December 31
	2017	2016	2017	2016
Futures contracts
• Interest rate futures
Purchases	96,081,180	111,026,397	3,586	9,022
Sales	132,837,699	94,677,587	(154,188)	(19,163)
• In foreign currency
Purchases	48,376,597	27,399,904	1,243	-
Sales	67,238,635	58,690,018	(1,003)	-
• Other
Purchases	163,224	48,291	162	-
Sales	113,772	967	(114)	-

Options
• Interest rates
Purchases	10,663,668	5,467,042	101,214	260,565
Sales	9,616,129	4,755,788	(535,748)	(193,768)
• In foreign currency
Purchases	7,335,027	7,567,515	605,028	57,533
Sales	10,274,094	2,836,294	(409,587)	(62,356)
• Other
Purchases	443,443	27,500	34,013	2,708
Sales	228,141	-	(20,188)	(6,533)

Forward operations
• In foreign currency
Purchases	10,372,477	16,633,033	218,019	1,599,401
Sales	14,947,271	18,036,706	(358,995)	(1,088,041)
• Other
Purchases	114,020	48,911	497,987	1,586,061
Sales	635,522	1,588,245	(147,138)	(1,581,169)

Swap contracts
• Asset position
Interest rate swaps	56,636,856	72,297,999	11,065,095	9,799,949
Currency swaps	6,161,641	7,276,143	1,340,538	3,645,707
• Liability position
Interest rate swaps	31,454,647	36,746,464	(11,030,003)	(3,718,282)
Currency swaps	14,288,568	14,201,872	(1,618,035)	(6,766,366)